Partners' Capital (Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Millions														12 Months Ended
	Feb. 20, 2024	Nov. 20, 2023	Aug. 22, 2023	May 22, 2023	Feb. 21, 2023	Nov. 18, 2022	Aug. 19, 2022	May 19, 2022	Feb. 18, 2022	Nov. 19, 2021	Aug. 19, 2021	May 19, 2021	Feb. 19, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribution Made To Limited Partner [Line Items]
Per Unit Distribution (in dollars per unit)	$ 0.8420	$ 0.8420	$ 0.8420	$ 0.8420	$ 0.8255	$ 0.8255	$ 0.8255	$ 0.8255	$ 0.8255	$ 0.8255	$ 0.8255	$ 0.8255	$ 0.8255
Cash distribution to unitholders, including incentive distributions	$ 71	$ 71	$ 71	$ 71	$ 69	$ 69	$ 69	$ 69	$ 69	$ 69	$ 69	$ 69	$ 69	$ 371	$ 359	$ 357
General Partner [Member]
Distribution Made To Limited Partner [Line Items]
Cash distribution to unitholders, including incentive distributions	$ 19	$ 19	$ 19	$ 19	$ 18	$ 18	$ 18	$ 18	$ 18	$ 18	$ 18	$ 18	$ 18